Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
FIXED INCOME SECURITIES (89.9%)
Albania (2.8%)
Sovereign (2.8%)
Albanian Government Bond,
3.70%, 1/10/28	ALL	1,800	$21
3.90%, 1/22/30		75,900	914
4.05%, 2/7/32		43,200	521
4.30%, 7/10/27		114,500	1,369
4.70%, 2/23/27		37,000	442
4.95%, 7/22/29		353,300	4,408
5.25%, 1/26/29 - 1/23/35		254,100	3,196
5.59%, 2/19/40		6,100	75
6.13%, 7/25/34		17,100	218
			11,164
Angola (0.1%)
Sovereign (0.1%)
Angolan Government International Bond,
9.13%, 11/26/49		$575	458

Argentina (0.8%)
Sovereign (0.8%)
Argentina Treasury Bonds BONTE,
29.50%, 5/30/30	ARS	987,000	744
Bono Del Tesoro Nacional Capitalizable en Pesos,
2.05%, 1/15/27		1,003,600	683
2.15%, 6/30/26		1,739,853	1,147
2.60%, 2/13/26		33,453	23
2.65%, 1/30/26		687,800	511
			3,108
Armenia (2.8%)
Sovereign (2.8%)
Republic of Armenia Treasury Bond,
9.00%, 4/29/26	AMD	99,880	262
9.25%, 4/29/28		786,700	2,049
9.60%, 10/29/33		2,602,928	6,708
9.75%, 10/29/50 - 10/29/52		757,312	1,939
			10,958
Bahamas (0.6%)
Sovereign (0.6%)
Bahamas Government International Bond,
6.63%, 5/15/33		$719	655
8.25%, 6/24/36 (a)		275	280
8.95%, 10/15/32		1,174	1,251
9.00%, 6/16/29		222	235
			2,421
Benin (0.5%)
Sovereign (0.5%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	223	238
6.88%, 1/19/52		1,077	1,056
7.96%, 2/13/38		$559	542
			1,836
Brazil (0.8%)
Sovereign (0.8%)
Brazil Notas do Tesouro Nacional,
6.00%, 8/15/30	BRL	4,200	3,242

Cameroon (0.1%)
Sovereign (0.1%)
Republic of Cameroon International Bond,
5.95%, 7/7/32	EUR	411	375

Colombia (7.5%)
Corporate Bond (0.2%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (a)	COP	4,979,415	1,065

Sovereign (7.3%)
Colombian TES, Series B
5.75%, 11/3/27		24,995,000	5,567
6.00%, 4/28/28		71,997,000	15,690
6.25%, 7/9/36		4,382,700	697
7.00%, 6/30/32		15,440,600	2,907
9.25%, 5/28/42		1,486,900	284

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont’d)
Colombian TES,
7.00%, 3/26/31	COP	8,239,000	$1,618
13.25%, 2/9/33		8,253,900	2,105
			28,868
			29,933
Dominican Republic (1.1%)
Sovereign (1.1%)
Dominican Republic Central Bank Note,
8.00%, 3/12/27 (a)	DOP	15,000	237
Dominican Republic International Bond,
8.00%, 1/15/27 - 2/12/27 (a)		114,000	1,797
11.25%, 9/15/35		40,450	723
12.00%, 8/8/25 (a)		61,080	1,004
12.75%, 9/23/29 (a)		41,000	742
			4,503
Egypt (5.5%)
Sovereign (5.5%)
Egypt Government Bond,
19.98%, 5/20/30	EGP	505,088	9,607
24.46%, 10/1/27		587,636	12,083
			21,690
Ethiopia (1.1%)
Sovereign (1.1%)
Ethiopia International Bond,
6.63%, 12/11/24		$4,412	4,070
6.63%, 12/11/25 (a)		290	267
			4,337
Ghana (0.8%)
Sovereign (0.8%)
Ghana Cocoa Bond,
13.00%, 8/30/27 - 8/28/28	GHS	3,790	312
Republic of Ghana Government Bond, 5.00% Cash, 3.35% PIK
8.35%, 2/16/27 (b)		6,901	592
5.00% Cash, 3.50% PIK
8.50%, 2/15/28 (b)		5,732	464
5.00% Cash, 3.65% PIK
8.65%, 2/13/29 (b)		2,411	186
5.00% Cash, 3.80% PIK
8.80%, 2/12/30 (b)		4,323	320
5.00% Cash, 3.95% PIK
8.95%, 2/11/31 (b)		3,922	280
5.00% Cash, 4.25% PIK
9.25%, 2/8/33 (b)		4,646	316
5.00% Cash, 4.55% PIK
9.55%, 2/6/35 (b)		1,490	98
5.00% Cash, 4.70% PIK
9.70%, 2/5/36 (b)		3,816	250
5.00% Cash, 4.85% PIK
9.85%, 2/3/37 (b)		938	61
Republic of Ghana Government Bond,
10.00%, 8/17/27		989	82
5.00% Cash, 5.00% PIK
10.00%, 2/2/38 (b)		2,346	153
			3,114
Guatemala (0.1%)
Sovereign (0.1%)
Guatemala Government Bond,
6.60%, 6/13/36		$283	291

Honduras (0.5%)
Sovereign (0.5%)
Honduras Government International Bond,
8.63%, 11/27/34		1,790	1,871

Hungary (0.2%)
Sovereign (0.2%)
Hungary Government Bond,
3.00%, 4/25/41	HUF	452,940	774
4.00%, 4/28/51		139,450	240
			1,014
Indonesia (7.6%)
Sovereign (7.6%)
Indonesia Treasury Bond,
6.75%, 7/15/35	IDR	47,031,000	2,901
7.00%, 9/15/30 - 2/15/33		178,804,000	11,193
7.13%, 6/15/38 - 6/15/43		86,468,000	5,370
7.50%, 6/15/35		83,000,000	5,363

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont’d)
8.38%, 4/15/39	IDR	20,000,000	$1,377
8.75%, 5/15/31		58,978,000	3,997
			30,201
Kazakhstan (1.5%)
Sovereign (1.5%)
Development Bank of Kazakhstan JSC,
13.00%, 4/15/27 (a)	KZT	1,922,000	3,386
Kazakhstan Government Bond - MEUKAM,
5.00%, 4/18/28		148,388	209
5.50%, 9/20/28		209,238	288
10.55%, 7/28/29		502,000	773
14.00%, 5/12/31 - 5/19/32		774,179	1,303
			5,959
Lebanon (0.3%)
Sovereign (0.3%)
Lebanon Government International Bond,
5.80%, 4/14/20 (c)(d)		$469	88
6.00%, 1/27/23 (c)(d)		532	99
6.10%, 10/4/22 (c)(d)		1,187	221
6.15%, 6/19/20 (c)(d)		68	13
6.20%, 2/26/25 (c)(d)		58	11
6.25%, 5/27/22 - 6/12/25 (c)(d)		372	70
6.38%, 3/9/20 (c)(d)		637	119
6.40%, 5/26/23 (c)(d)		2,260	422
6.60%, 11/27/26 (c)(d)		34	6
6.65%, 4/22/24 - 11/3/28 (c)(d)		117	22
6.75%, 11/29/27 (c)(d)		54	10
6.85%, 3/23/27 - 5/25/29 (c)(d)		252	47
7.00%, 3/20/28 - 3/23/32 (c)(d)		314	59
7.25%, 3/23/37 (c)(d)		177	33
8.25%, 4/12/21 (c)(d)		492	92
			1,312
Malaysia (0.9%)
Sovereign (0.9%)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	11,420	2,705
4.70%, 10/15/42		3,900	1,023
			3,728
Mexico (10.2%)
Sovereign (10.2%)
Mexican Bonos,
7.75%, 11/23/34	MXN	135,015	6,489
8.00%, 11/7/47 - 7/31/53		178,199	7,758
8.50%, 5/31/29 - 11/18/38		381,323	18,705
Mexico Udibonos,
2.75%, 11/27/31		121,895	5,706
Petroleos Mexicanos,
6.88%, 10/16/25		$1,720	1,723
			40,381
Mongolia (0.1%)
Sovereign (0.1%)
Mongolia Government International Bond,
6.63%, 2/25/30 (a)		200	200
6.63%, 2/25/30		200	200
			400
Montenegro (0.8%)
Sovereign (0.8%)
Montenegro Government International Bond,
2.88%, 12/16/27	EUR	261	292
4.88%, 4/1/32		1,963	2,221
7.25%, 3/12/31 (a)		$200	208
7.25%, 3/12/31		270	280
			3,001
Paraguay (2.3%)
Corporate Bond (0.7%)
Itau BBA International PLC,
0.00%, 2/19/30		18,493,970	2,644

Sovereign (1.6%)
Paraguay Government International Bond,
7.90%, 2/9/31	PYG	9,630,000	1,238

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont’d)
7.90%, 2/9/31 (a)	PYG	37,776,000	$4,854
8.50%, 3/4/35 (a)		1,804,000	233
			6,325
			8,969
Peru (5.1%)
Sovereign (5.1%)
Peru Government Bond,
5.40%, 8/12/34	PEN	23,391	6,159
6.85%, 8/12/35		2,172	622
6.90%, 8/12/37		23,639	6,671
7.30%, 8/12/33		1,091	332
7.60%, 8/12/39		21,662	6,394
			20,178
Philippines (3.0%)
Sovereign (3.0%)
Philippine Government Bond,
3.63%, 4/22/28	PHP	230,370	3,739
6.38%, 7/27/30		380,820	6,658
Philippines Government Bond,
6.38%, 4/28/35		80,820	1,409
			11,806
Poland (4.2%)
Sovereign (4.2%)
Republic of Poland Government Bond,
2.00%, 8/25/36	PLN	56,532	13,532
5.00%, 10/25/34		12,266	3,189
			16,721
Romania (1.5%)
Sovereign (1.5%)
Romania Government Bond,
4.25%, 4/28/36	RON	8,910	1,586
4.75%, 10/11/34		23,000	4,354
			5,940
Serbia (1.8%)
Sovereign (1.8%)
Serbia Treasury Bond,
4.50%, 8/20/32	RSD	45,030	427
7.00%, 10/26/31		619,130	6,725
			7,152
South Africa (7.5%)
Sovereign (7.5%)
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	17,350	946
8.50%, 1/31/37		38,329	1,873
8.75%, 1/31/44		106,539	4,911
8.88%, 2/28/35		232,217	12,175
9.00%, 1/31/40		200,655	9,781
			29,686
Sri Lanka (1.9%)
Sovereign (1.9%)
Sri Lanka Government Bond,
9.00%, 6/1/33 - 11/1/33	LKR	115,000	345
9.75%, 7/1/30 (e)		14,000	46
10.25%, 9/15/34		535,000	1,687
10.35%, 10/15/29		14,000	48
11.00%, 10/15/28 - 10/15/30		1,257,000	4,382
11.25%, 3/15/31		6,000	21
11.50%, 12/15/32		311,000	1,080
			7,609
Suriname (1.0%)
Sovereign (1.0%)
Suriname Government International Bond, 4.95% Cash, 3.00% PIK
7.95%, 7/15/33 (a)(b)		$146	146
7.95%, 7/15/33 (b)		1,862	1,857
Suriname Government International Bond,
9.00%, 12/31/50 (a)(f)		675	786
9.00%, 12/31/50 (f)		956	1,114
			3,903
Thailand (2.3%)
Sovereign (2.3%)
Thailand Government Bond,
1.60%, 6/17/35	THB	30,700	948
1.88%, 6/17/49		50,000	1,465
2.00%, 6/17/42		158,500	4,913
3.30%, 6/17/38		50,000	1,809
			9,135

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Turkey (2.6%)
Sovereign (2.6%)
Turkiye Government Bond,
17.30%, 7/19/28	TRY	50,000	$871
17.80%, 7/13/33		3,000	49
26.20%, 10/5/33		211,726	4,783
27.70%, 9/27/34		157,736	3,670
30.00%, 9/12/29		44,155	999
31.08%, 11/8/28		3,000	69
			10,441
Uganda (0.5%)
Sovereign (0.5%)
Republic of Uganda Government Bond,
15.00%, 6/18/43	UGX	2,129,400	512
15.80%, 6/23/39		5,390,100	1,410
			1,922
Uruguay (0.6%)
Sovereign (0.6%)
Uruguay Government International Bond,
3.40%, 5/16/45	UYU	5,139	131
Uruguay Monetary Regulation Bill,
9.27%, 10/1/25		26,730	656
9.38%, 10/31/25		9,572	233
9.39%, 11/7/25		8,824	216
9.45%, 12/30/25		4,038	98
9.46%, 12/5/25		37,000	897
			2,231
Uzbekistan (7.9%)
Corporate Bonds (4.1%)
European Bank for Reconstruction & Development,
17.20%, 4/9/26		$1,700	1,718
17.35%, 3/1/27		564	562
Ipoteka-Bank ATIB,
20.50%, 4/25/27	UZS	15,590,000	1,262
TBC Bank Group PLC,
22.00%, 6/5/28 (a)		15,360,000	1,213
Uzbek Industrial & Construction Bank ATB,
21.00%, 7/24/27		141,910,000	11,596
			16,351
Loan Participation Notes (0.5%)
Europe Asia Investment Finance BV,
18.70%, 7/21/26		25,786,585	2,035

Sovereign (3.3%)
Asian Development Bank,
14.50%, 6/26/28		7,716,500	611
National Bank of Uzbekistan,
19.88%, 7/5/27		14,170,000	1,149
Republic of Uzbekistan International Bond,
15.50%, 2/25/28		42,000,000	3,337
16.25%, 10/12/26		55,720,000	4,490
16.63%, 5/29/27		40,000,000	3,228
			12,815
			31,201
Venezuela (0.9%)
Sovereign (0.9%)
Petroleos de Venezuela SA,
5.38%, 4/12/27 (c)(d)		$1,817	255
5.50%, 4/12/37 (c)(d)		507	71
6.00%, 5/16/24 - 11/15/26 (c)(d)		10,902	1,540
9.00%, 11/17/21 (c)(d)		375	54
9.75%, 5/17/35 (c)(d)		690	110
12.75%, 2/17/22 (c)(d)		291	45
Venezuela Government International Bond,
6.00%, 12/9/20 (c)(d)		322	50
7.00%, 3/31/38 (c)(d)		430	86
7.65%, 4/21/25 (c)(d)		466	86
7.75%, 10/13/19 (c)(d)		710	112
8.25%, 10/13/24 (c)(d)		1,410	264
9.00%, 5/7/23 (c)(d)		307	56
9.25%, 9/15/27 - 5/7/28 (c)(d)		3,831	812
9.38%, 1/13/34 (c)(d)		108	28
11.75%, 10/21/26 (c)(d)		366	81

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Sovereign (cont’d)
11.95%, 8/5/31 (c)(d)	$405	$84
12.75%, 8/23/22 (c)(d)	237	47
		3,781
Zambia (0.1%)
Sovereign (0.1%)
Zambia Government International Bond,
0.50%, 12/31/53	701	514
TOTAL FIXED INCOME SECURITIES (Cost $354,850)		356,486

No. of Warrants
WARRANTS (1.2%)
Ukraine (1.2%)
Ukraine Government International Bond, expires 8/1/41 (f)(g) (Cost $4,711)	6,338,000	4,719

	Face Amount (000)
SHORT-TERM INVESTMENTS (8.8%)
U.S. Treasury Securities (2.5%)
U.S. Treasury Bill,
4.32%, 8/5/25 (h)	3,000	2,998
4.30%, 11/20/25 (h)	7,000	6,910
TOTAL U.S. TREASURY SECURITIES (Cost $9,909)		9,908

Shares
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class, 4.13% (Cost $9,047) (i)	9,047,307	9,047

	Face Amount (000)
Sovereign (4.0%)
Albania (0.0%)‡
Albanian Treasury Bill, 2.70%, 3/12/26	ALL	9,300	107

Argentina (0.1%)
Letra Del Tesoro Nacional Capitalizable En Pesos, 2.35%, 5/29/26 (Cost $262)	ARS	334,533	229

Egypt (1.9%)
Egypt Treasury Bill,
26.75%, 9/9/25	EGP	4,100	82
26.75%, 10/28/25		13,725	265
27.00%, 8/5/25		54,250	1,119
27.25%, 8/19/25		35,225	716
27.99%, 12/23/25		196,225	3,640
28.00%, 8/5/25		70,450	1,453
28.00%, 9/9/25		2,900	58
29.00%, 9/16/25		17,625	351
			7,684
Nigeria (1.2%)
Nigeria OMO Bill,
26.64%, 12/16/25	NGN	405,384	242
26.67%, 11/18/25		428,687	260
27.37%, 10/14/25		3,141,209	1,947
29.63%, 9/30/25		94,135	59
30.24%, 9/30/25		963,280	603
30.80%, 10/7/25		1,038,996	648
30.86%, 9/30/25		20,789	13
31.58%, 10/7/25		1,565,057	975
			4,747
Uruguay (0.8%)
Uruguay Monetary Regulation Bill,
9.36%, 9/10/25	UYU	90,000	2,225

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Uruguay (cont’d)
9.37%, 12/19/25	UYU	29,910	$723
9.53%, 3/6/26		8,824	210
			3,158
Total Sovereign (Cost $15,357)			15,925
TOTAL SHORT-TERM INVESTMENTS (Cost $34,313)			34,880
TOTAL INVESTMENTS EXCLUDING PURCHASED OPTIONS (99.9%)(Cost $393,874)			396,085
TOTAL PURCHASED OPTIONS OUTSTANDING (0.1%) (Cost $371)			264
TOTAL INVESTMENTS (100%) (Cost $394,245)(j)(k)			396,349
LIABILITIES IN EXCESS OF OTHER ASSETS			(46,953)
NET ASSETS			$349,396

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	When-issued security.
(f)	Floating or variable rate securities: The rates disclosed are as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(g)	Non-income producing security.
(h)	Rate shown is the yield to maturity at July 31, 2025.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended July 31, 2025, advisory fees paid were reduced by approximately $22,000 relating to the Fund’s investment in the Liquidity Fund.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)	At July 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,715,000 and the aggregate gross unrealized depreciation is approximately $14,611,000, resulting in net unrealized appreciation of approximately $2,104,000.
PIK	Payment-in-Kind.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2025:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	THB	339,120		$10,463	9/17/25	$50
Australia & New Zealand Banking Group Ltd.		$5,115	THB	165,787	9/17/25	(25)
Australia & New Zealand Banking Group Ltd.		$24,931	THB	808,012	9/17/25	(120)
Bank of America NA	EUR	1,165	CZK	29,000	9/17/25	15
Bank of America NA	EUR	683	CZK	17,000	9/17/25	9
Bank of America NA	EUR	1,727	CZK	43,000	9/17/25	22
Bank of America NA	EUR	857	HUF	345,000	9/17/25	1
Bank of America NA	MXN	8,276		$430	9/17/25	(6)
Bank of America NA	PLN	16,200	EUR	3,789	9/17/25	17
Bank of America NA		$2,588	CNH	18,500	9/17/25	(13)
Bank of America NA		$1,229	EGP	62,578	10/15/25	12
Bank of America NA		$1,057	MXN	20,000	9/17/25	(2)
Bank of America NA		$814	PEN	2,906	9/17/25	(6)
Bank of America NA		$782	UYU	32,000	10/9/25	7
Bank of America NA	ZAR	7,000		$390	9/17/25	7
Barclays Bank PLC	CLP	8,723,000		$9,183	9/17/25	214
Barclays Bank PLC	CZK	121,380	EUR	4,878	9/17/25	(59)
Barclays Bank PLC	EUR	844	CZK	21,000	9/17/25	10
Barclays Bank PLC	EUR	362	CZK	9,000	9/17/25	4
Barclays Bank PLC	EUR	563	CZK	14,000	9/17/25	7
Barclays Bank PLC	EUR	2,802	CZK	69,709	9/17/25	34
Barclays Bank PLC	EUR	4,686	CZK	116,598	9/17/25	57
Barclays Bank PLC	EUR	6,914	CZK	172,037	9/17/25	83
Barclays Bank PLC	EUR	21,200	PLN	91,298	9/17/25	81
Barclays Bank PLC	EUR	1,140	PLN	4,909	9/17/25	4
Barclays Bank PLC	EUR	528	RON	2,699	9/17/25	1
Barclays Bank PLC	EUR	4,086	RON	20,886	9/17/25	8
Barclays Bank PLC	IDR	26,566,145		$1,624	9/17/25	12
Barclays Bank PLC	IDR	319,689,073		$19,547	9/17/25	141
Barclays Bank PLC	IDR	10,371,000		$639	9/17/25	9
Barclays Bank PLC	MXN	70,578		$3,700	9/17/25	(23)
Barclays Bank PLC	MYR	11,895		$2,821	9/17/25	27
Barclays Bank PLC	MYR	7,400		$1,745	9/17/25	7
Barclays Bank PLC	PLN	820	EUR	190	9/17/25	(1)
Barclays Bank PLC	PLN	48,969	EUR	11,371	9/17/25	(43)
Barclays Bank PLC	PLN	22,195	EUR	5,154	9/17/25	(20)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	RON	2,803	EUR	510	5/12/26	$(27)
Barclays Bank PLC	RON	7,921	EUR	1,550	9/17/25	(3)
Barclays Bank PLC	TRY	22,963		$433	3/23/26	(32)
Barclays Bank PLC	TRY	21,377		$468	9/22/25	(36)
Barclays Bank PLC	TRY	88,547		$1,636	3/26/26	(152)
Barclays Bank PLC	TRY	20,426		$381	3/26/26	(31)
Barclays Bank PLC	TRY	25,630		$591	9/17/25	(17)
Barclays Bank PLC	TRY	101,400		$2,333	9/16/25	(72)
Barclays Bank PLC	TRY	16,453		$379	9/16/25	(11)
Barclays Bank PLC		$10,312	CNH	73,514	9/17/25	(82)
Barclays Bank PLC		$8,261	IDR	135,111,289	9/17/25	(59)
Barclays Bank PLC		$7,503	IDR	122,712,199	9/17/25	(54)
Barclays Bank PLC		$969	IDR	15,770,000	9/17/25	(12)
Barclays Bank PLC		$8,032	INR	687,000	9/17/25	(205)
Barclays Bank PLC		$3,143	INR	270,000	9/17/25	(67)
Barclays Bank PLC		$684	KRW	943,350	9/17/25	(2)
Barclays Bank PLC		$2,061	MXN	39,700	9/17/25	34
Barclays Bank PLC		$1,972	MXN	38,000	9/17/25	33
Barclays Bank PLC		$14,619	MYR	61,653	9/17/25	(139)
Barclays Bank PLC		$7,469	MYR	31,500	9/17/25	(71)
Barclays Bank PLC		$8,783	MYR	37,039	9/17/25	(83)
Barclays Bank PLC		$763	MYR	3,200	9/17/25	(11)
Barclays Bank PLC		$4,248	MYR	18,000	9/17/25	(21)
Barclays Bank PLC		$474	TRY	21,377	9/22/25	30
Barclays Bank PLC		$2,045	TRY	108,973	3/26/26	155
Barclays Bank PLC		$2,045	TRY	93,844	9/26/25	163
Barclays Bank PLC		$938	TRY	40,716	9/17/25	26
Barclays Bank PLC		$445	TRY	19,325	9/17/25	13
BNP Paribas SA	IDR	11,460,911		$705	9/17/25	10
BNP Paribas SA	PHP	396,296		$7,069	5/12/26	316
BNP Paribas SA		$4,039	IDR	65,595,000	9/17/25	(57)
BNP Paribas SA		$15,439	ZAR	275,850	9/17/25	(342)
BNP Paribas SA	ZAR	164,640		$9,215	9/17/25	204
BNP Paribas SA	ZAR	146,420		$8,195	9/17/25	181
BNP Paribas SA	ZAR	570		$32	9/17/25	1
Citibank NA	COP	25,492,951		$6,117	9/17/25	53
Citibank NA	COP	7,885,597		$1,930	9/17/25	54
Citibank NA	COP	3,541,238		$862	9/17/25	19
Citibank NA	EUR	1,997	CZK	49,350	9/17/25	8
Citibank NA	EUR	979	RON	5,000	9/17/25	1

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	MXN	7,353		$380	9/17/25	$(8)
Citibank NA	THB	21,930		$675	9/17/25	2
Citibank NA	THB	251,700		$7,761	9/17/25	32
Citibank NA	TRY	46,113		$1,015	9/26/25	(69)
Citibank NA		$1,536	CLP	1,430,000	9/17/25	(66)
Citibank NA		$1,549	CLP	1,446,000	9/17/25	(62)
Citibank NA		$1,495	EGP	81,572	8/12/25	176
Citibank NA		$2	EGP	121	12/18/25	—@
Citibank NA		$242	EGP	12,367	9/9/25	7
Citibank NA		$1,834	IDR	30,132,000	9/17/25	(5)
Citibank NA		$1,077	IDR	17,710,020	9/17/25	(2)
Citibank NA		$1,238	IDR	20,368,000	9/17/25	(1)
Citibank NA		$10,537	KRW	14,392,500	9/17/25	(134)
Citibank NA		$363	UYU	15,000	9/17/25	8
Citibank NA		$1,413	UYU	57,000	9/17/25	(3)
Citibank NA		$707	UYU	28,830	9/9/25	6
Goldman Sachs International	CLP	66,346		$71	9/17/25	3
Goldman Sachs International	CLP	820,580		$859	9/17/25	15
Goldman Sachs International	COP	16,550,000		$3,878	9/17/25	(58)
Goldman Sachs International	CZK	55,900	EUR	2,262	9/17/25	(10)
Goldman Sachs International	EUR	391	CZK	9,760	9/17/25	7
Goldman Sachs International	EUR	7,420	HUF	3,029,468	9/17/25	131
Goldman Sachs International	EUR	1,025	PLN	4,400	9/17/25	(—@ )
Goldman Sachs International	EUR	1,264	PLN	5,400	9/17/25	(7)
Goldman Sachs International	HUF	545,314	EUR	1,336	9/17/25	(24)
Goldman Sachs International	HUF	395,810	EUR	985	9/17/25	—@
Goldman Sachs International	IDR	16,000,000		$985	9/17/25	14
Goldman Sachs International	MXN	272,714		$14,159	9/17/25	(229)
Goldman Sachs International	NGN	1,078,204		$552	10/7/25	(133)
Goldman Sachs International		$865	BRL	5,040	9/3/25	28
Goldman Sachs International		$7,303	CLP	6,850,494	9/17/25	(259)
Goldman Sachs International		$3,936	CLP	3,692,441	9/17/25	(140)
Goldman Sachs International		$2,183	CLP	2,056,450	9/17/25	(68)
Goldman Sachs International		$4	EGP	225	10/27/25	—@
Goldman Sachs International		$528	EGP	28,802	8/11/25	63
Goldman Sachs International		$6	EGP	298	8/12/25	—@
Goldman Sachs International		$10,113	MXN	194,775	9/17/25	164
Goldman Sachs International		$1,264	MXN	24,341	9/17/25	20
Goldman Sachs International		$6,017	MXN	115,900	9/17/25	97
Goldman Sachs International		$263	MYR	1,110	9/17/25	(2)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International		$2,890	THB	94,000	9/17/25	$(3)
Goldman Sachs International	ZAR	15,635		$869	9/17/25	13
Goldman Sachs International	ZAR	15,721		$876	9/17/25	15
HSBC Bank PLC	EUR	2,811	PLN	12,000	9/17/25	(18)
HSBC Bank PLC	EUR	878	RON	4,500	9/17/25	4
HSBC Bank PLC	IDR	130,054,000		$7,994	9/17/25	100
HSBC Bank PLC	MXN	17,501		$916	9/17/25	(8)
HSBC Bank PLC		$8,138	EUR	6,952	8/8/25	(203)
HSBC Bank PLC		$149	EUR	127	8/8/25	(4)
HSBC Bank PLC		$535	IDR	8,856,125	9/17/25	3
JPMorgan Chase Bank NA	BRL	39,626		$6,840	9/3/25	(181)
JPMorgan Chase Bank NA	BRL	19,260		$3,493	9/3/25	80
JPMorgan Chase Bank NA	COP	347,300		$81	9/17/25	(1)
JPMorgan Chase Bank NA	EUR	524	RON	2,803	5/12/26	11
JPMorgan Chase Bank NA	NGN	1,565,057		$798	10/15/25	(191)
JPMorgan Chase Bank NA	NGN	1,038,996		$535	10/10/25	(123)
JPMorgan Chase Bank NA	PEN	2,169		$598	9/17/25	(5)
JPMorgan Chase Bank NA	PEN	4,220		$1,164	9/17/25	(9)
JPMorgan Chase Bank NA	PEN	7,387		$2,038	9/17/25	(16)
JPMorgan Chase Bank NA	PEN	48,177		$13,289	9/17/25	(104)
JPMorgan Chase Bank NA		$1,156	BRL	6,688	9/3/25	29
JPMorgan Chase Bank NA		$27,286	BRL	158,073	9/3/25	722
JPMorgan Chase Bank NA		$5,160	BRL	29,896	9/3/25	136
JPMorgan Chase Bank NA		$4,401	CNH	31,450	9/17/25	(25)
JPMorgan Chase Bank NA		$4,180	COP	16,897,300	9/17/25	(161)
JPMorgan Chase Bank NA		$1,367	IDR	22,505,138	9/17/25	(1)
JPMorgan Chase Bank NA		$2,244	KZT	1,237,772	9/17/25	15
JPMorgan Chase Bank NA		$2,525	PEN	9,153	9/17/25	20
Standard Chartered Bank	COP	7,687,976		$1,813	9/17/25	(15)
Standard Chartered Bank	COP	15,751,829		$3,715	9/17/25	(32)
Standard Chartered Bank	COP	16,806,502		$3,964	9/17/25	(34)
Standard Chartered Bank	GHS	2,487		$199	8/22/25	(36)
Standard Chartered Bank	MXN	10,000		$515	9/17/25	(12)
Standard Chartered Bank	MXN	77,700		$4,112	9/17/25	13
Standard Chartered Bank		$3,439	CNH	24,504	9/17/25	(29)
Standard Chartered Bank		$3,711	COP	15,733,486	9/17/25	32
Standard Chartered Bank		$766	EUR	668	8/8/25	(4)
Standard Chartered Bank		$7,989	TWD	232,830	9/17/25	(160)
State Street Bank and Trust Co.	BRL	19,200		$3,410	9/17/25	19
State Street Bank and Trust Co.	COP	12,765,788		$3,082	9/17/25	45

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Foreign Currency Forward Exchange Contracts: (cont’d)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	EUR	158		$186	8/8/25	$5
State Street Bank and Trust Co.	EUR	157		$185	8/8/25	5
State Street Bank and Trust Co.	EUR	2,185		$2,566	8/8/25	72
State Street Bank and Trust Co.	EUR	9,575		$11,247	8/8/25	317
State Street Bank and Trust Co.	EUR	1,320		$1,551	8/8/25	44
State Street Bank and Trust Co.	EUR	11,345		$13,327	8/8/25	376
State Street Bank and Trust Co.	EUR	3,719		$4,368	8/8/25	123
State Street Bank and Trust Co.	EUR	78		$91	8/8/25	3
State Street Bank and Trust Co.	EUR	1,086		$1,275	8/8/25	36
State Street Bank and Trust Co.	EUR	6,966		$8,182	8/8/25	231
State Street Bank and Trust Co.	EUR	2,793		$3,281	8/8/25	93
State Street Bank and Trust Co.	EUR	4,563		$5,360	8/8/25	151
State Street Bank and Trust Co.	INR	525,200		$6,097	9/17/25	113
State Street Bank and Trust Co.	PHP	251,700		$4,469	5/12/26	180
State Street Bank and Trust Co.	PHP	85,000		$1,523	5/12/26	75
State Street Bank and Trust Co.	TWD	119,100		$4,128	9/17/25	123
State Street Bank and Trust Co.		$2,804	BRL	15,490	9/3/25	(60)
State Street Bank and Trust Co.		$1,349	CNH	9,600	9/17/25	(13)
State Street Bank and Trust Co.		$19,214	EUR	16,357	8/8/25	(542)
State Street Bank and Trust Co.		$586	EUR	498	8/8/25	(17)
State Street Bank and Trust Co.		$33,689	EUR	28,680	8/8/25	(950)
State Street Bank and Trust Co.		$5,377	INR	462,000	9/17/25	(113)
State Street Bank and Trust Co.		$1,042	KRW	1,400,000	9/17/25	(30)
UBS AG	CNH	34,719		$4,869	9/17/25	38
UBS AG	CNH	34,400		$4,816	9/17/25	29
UBS AG	MXN	35,573		$1,837	9/17/25	(40)
UBS AG	RON	8,896	EUR	1,740	9/17/25	(3)
UBS AG	TRY	47,730		$1,051	9/26/25	(71)
UBS AG		$7,326	CNH	52,240	9/17/25	(57)
UBS AG		$15,115	CNH	107,775	9/17/25	(118)
UBS AG		$100	EUR	86	8/8/25	(2)
UBS AG		$1,533	EUR	1,320	8/8/25	(25)
UBS AG		$3,927	IDR	64,459,000	9/17/25	(14)
UBS AG		$3,494	IDR	57,459,823	9/17/25	(6)
UBS AG		$1,351	IDR	22,345,350	9/17/25	5
UBS AG		$1,001	INR	86,100	9/17/25	(20)
UBS AG		$3,373	INR	290,094	9/17/25	(68)
UBS AG		$1,110	INR	95,424	9/17/25	(22)
UBS AG		$27,727	INR	2,384,390	9/17/25	(561)
UBS AG		$3,961	INR	343,460	9/17/25	(48)
UBS AG		$448	TRY	22,963	3/23/26	16
UBS AG		$4,054	TWD	119,100	9/17/25	(50)
						$(1,184)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Call Options Written:

The Fund had the following call options written open at July 31, 2025:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Received (000)	Unrealized Appreciation (000)
Barclays Bank PLC	USD/BRL	BRL7.00	Jul-27	6,303,000	$6,303	$(390)	$(424)	$34

Put Options Purchased:

The Fund had the following put options purchased open at July 31, 2025:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Citibank NA	USD/CNH	CNH7.00	Jan–26	6,000,000	$6,000	$28	$45	$(17)
Standard Chartered Bank	USD/CNH	CNH7.00	Jan–26	2,900,000	2,900	15	26	(11)
Barclays Bank PLC	USD/CNH	CNH7.00	Jan–26	7,100,000	7,100	36	69	(33)
Citibank NA	USD/CNH	CNH7.00	Jan–26	8,060,000	8,060	56	56	—
JPMorgan Chase Bank NA	USD/INR	INR85.50	Jan–29	9,800,000	9,800	60	80	(20)
JPMorgan Chase Bank NA	USD/INR	INR85.50	Jan–29	11,200,000	11,200	69	95	(26)
						$264	$371	$(107)

Put Options Written:

The Fund had the following put options written open at July 31, 2025:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Received (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	USD/KRW	KRW1,300.00	Jan–26	3,900,000	$3,900	$(22)	$(34)	$12
Standard Chartered Bank	USD/KRW	KRW1,300.00	Jan–26	1,370,000	1,370	(8)	(15)	7
Barclays Bank PLC	USD/KRW	KRW1,300.00	Jan–26	2,800,000	2,800	(16)	(31)	15
						$(46)	$(80)	$34

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Futures Contracts:

The Fund had the following futures contracts open at July 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	3	Sep-25	EUR	(300)	$(402)	$11
German Euro-Bobl Index (Germany)	21	Sep-25		(2,100)	(2,810)	18
German Euro-Bund Index (Germany)	5	Sep-25		(500)	(740)	7
German Euro-Schatz Index (Germany)	5	Sep-25		(500)	(611)	2
U.S. Treasury Long Bond (United States)	3	Sep-25		$(300)	(343)	(11)
U.S. Treasury 5 yr. Note (United States)	40	Sep-25		(4,000)	(4,327)	(29)
U.S. Treasury 10 yr. Note (United States)	34	Sep-25		(3,400)	(3,776)	(49)
U.S. Treasury 10 yr. Ultra Note (United States)	4	Sep-25		(400)	(452)	(9)
						$(60)

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at July 31, 2025:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	3 Month JIBAR	Pay	8.47%	Quarterly/Quarterly	9/17/35	ZAR	80,300	$43	$—	$43
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.18	Quarterly/Quarterly	9/17/30	MYR	10,100	6	—	6
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.18	Quarterly/Quarterly	9/17/30		28,000	18	—	18
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.20	Quarterly/Quarterly	9/17/30		14,900	13	—	13
Morgan Stanley & Co. LLC	3 Month KLIBOR	Pay	3.27	Quarterly/Quarterly	9/17/30		4,300	7	—	7
BNP Paribas Suisse SA	3 Month KLIBOR	Pay	3.48	Quarterly/Quarterly	6/18/30		105,420	398	—	398
JPMorgan Chase Bank NA	3 Month KLIBOR	Pay	3.68	Quarterly/Quarterly	6/19/29		45,400	233	—	233
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.81	Quarterly/Quarterly	3/19/35	KRW	2,042,000	(23)	—	(23)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.79	Quarterly/Quarterly	3/19/35		769,000	(8)	—	(8)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.79	Quarterly/Quarterly	3/19/35		1,021,000	(11)	—	(11)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.70	Quarterly/Quarterly	3/19/35		805,000	(4)	—	(4)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.69	Quarterly/Quarterly	3/19/35		2,018,000	(8)	—	(8)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.69	Quarterly/Quarterly	3/19/35		985,000	(3)	—	(3)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.64	Quarterly/Quarterly	9/17/35		4,380,000	(—@ )	—	(—@ )

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)		Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.63%	Quarterly/Quarterly	3/19/35	KRW	546,000	$	—@	$—	$	—@
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	2.51	Quarterly/Quarterly	3/19/30		4,695,500		(2)	(26)		24
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	2.32	Quarterly/Quarterly	9/17/27		19,421,000		(15)	—		(15)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	2.33	Quarterly/Quarterly	6/18/27		36,378,000		(44)	—		(44)
Morgan Stanley & Co. LLC	3 Month KSDA	Pay	2.51	Quarterly/Quarterly	6/18/30		4,695,500		1	—		1
Morgan Stanley & Co. LLC	6 Month BIBOR	Receive	6.46	Annual/Maturity	9/17/30	HUF	715,030		(6)	—		(6)
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.87	Semi-Annual/Annual	12/18/34		914,000		107	—		107
Morgan Stanley & Co. LLC	6 Month BIBOR	Pay	6.92	Semi-Annual/Annual	6/19/29		99,867		6	—		6
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	4.75	Semi-Annual/Semi-Annual	6/18/30	CLP	5,150,000		(1)	—		(1)
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	4.79	Semi-Annual/Semi-Annual	6/21/29		2,750,000		13	—		13
Morgan Stanley & Co. LLC	6 Month PRIBOR	Receive	3.86	Annual/Maturity	9/17/30	CZK	67,810		3	—		3
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.49	Semi-Annual/Annual	6/18/30		32,140		(25)	—		(25)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.66	Semi-Annual/Annual	9/17/30		49,170		(23)	—		(23)
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.76	Semi-Annual/Annual	9/18/29		259,000		186	—		186
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.96	Semi-Annual/Annual	9/20/33		49,943		36	—		36
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	3.96	Semi-Annual/Annual	9/20/33		20,700		15	—		15
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	4.15	Semi-Annual/Annual	9/20/28		37,900		57	—		57
Morgan Stanley & Co. LLC	6 Month PRIBOR	Pay	4.33	Semi-Annual/Annual	12/20/33		30		—@	—		—@
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.34	Annual/Semi-Annual	6/18/35	PLN	15,735		80	—		80
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	4.31	Annual/Semi-Annual	6/18/35		6,584		37	—		37
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.02	Semi-Annual/Annual	9/18/29		7,600		106	—		106

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.16%	Semi-Annual/Annual	6/21/28	PLN	17,000	$124	$—	$124
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.26	Semi-Annual/Annual	6/12/28		40,000	321	—	321
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.42	Semi-Annual/Annual	6/19/29		13,500	163	—	163
Morgan Stanley & Co. LLC	BRL-CDI	Pay	9.70	Maturity/ Maturity	1/4/27	BRL	20,700	(387)	—	(387)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	9.88	Maturity/ Maturity	1/4/27		15,600	(271)	—	(271)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.65	Maturity/ Maturity	1/2/26		51,283	(343)	—	(343)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	10.78	Maturity/ Maturity	1/4/27		7,060	(86)	—	(86)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	11.18	Maturity/ Maturity	1/2/26		47,700	(248)	—	(248)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	11.65	Maturity/ Maturity	1/4/27		6,800	(57)	—	(57)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	12.75	Maturity/ Maturity	1/2/29		6,200	(32)	—	(32)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.02	Maturity/ Maturity	1/2/29		10,040	(28)	—	(28)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.18	Maturity/ Maturity	1/2/29		18,380	(34)	—	(34)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	13.51	Maturity/ Maturity	1/2/29		13,456	(4)	—	(4)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	14.78	Maturity/ Maturity	1/4/27		16,670	22	—	22
Morgan Stanley & Co. LLC	BRL-CDI	Pay	15.23	Maturity/ Maturity	1/4/27		16,500	54	—	54
Morgan Stanley & Co. LLC	CNRR	Pay	1.39	Quarterly/Quarterly	6/18/30	CNY	25,942	(30)	—	(30)
Morgan Stanley & Co. LLC	CNRR	Pay	1.44	Quarterly/Quarterly	3/19/30		15,550	(12)	—	(12)
Morgan Stanley & Co. LLC	CNRR	Pay	1.46	Quarterly/Quarterly	3/19/30		12,650	(8)	—	(8)
Morgan Stanley & Co. LLC	CNRR	Pay	1.46	Quarterly/Quarterly	9/17/30		20,210	(14)	—	(14)
Morgan Stanley & Co. LLC	CNRR	Pay	1.48	Quarterly/Quarterly	6/18/30		17,350	(10)	—	(10)
Morgan Stanley & Co. LLC	CNRR	Pay	1.48	Quarterly/Quarterly	9/17/30		23,940	(14)	—	(14)
Morgan Stanley & Co. LLC	CNRR	Pay	1.50	Quarterly/Quarterly	3/19/30		24,200	(9)	—	(9)
Morgan Stanley & Co. LLC	CNRR	Pay	1.73	Quarterly/Quarterly	12/18/29		9,000	9	—	9
Morgan Stanley & Co. LLC	CNRR	Pay	2.03	Quarterly/Quarterly	9/18/29		14,100	38	—	38
Morgan Stanley & Co. LLC	CNRR	Pay	2.12	Quarterly/Quarterly	6/19/29		13,600	42	—	42

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	CNRR	Pay	2.35%	Quarterly/Quarterly	3/20/29	CNY	12,000	$49	$—	$49
Morgan Stanley & Co. LLC	CNRR	Pay	2.39	Quarterly/Quarterly	12/20/28		17,330	68	—	68
Morgan Stanley & Co. LLC	CNRR	Pay	2.42	Quarterly/Quarterly	12/21/27		134,000	395	—	395
Morgan Stanley & Co. LLC	CNRR	Pay	2.44	Quarterly/Quarterly	12/20/28		89,100	370	—	370
Morgan Stanley & Co. LLC	CNRR	Pay	2.48	Quarterly/Quarterly	9/20/28		14,400	58	—	58
Morgan Stanley & Co. LLC	CPIBR	Receive	8.52	Quarterly/Quarterly	6/18/28	COP	9,526,000	(11)	—	(11)
Morgan Stanley & Co. LLC	CPIBR	Receive	8.42	Quarterly/Quarterly	6/18/28		4,062,000	(2)	—	(2)
Morgan Stanley & Co. LLC	CPIBR	Receive	8.29	Quarterly/Quarterly	6/18/28		23,833,000	8	—	8
Morgan Stanley & Co. LLC	CPIBR	Receive	8.25	Quarterly/Quarterly	6/18/28		7,079,000	4	—	4
Morgan Stanley & Co. LLC	CPIBR	Receive	8.24	Quarterly/Quarterly	6/18/28		6,700,000	4	—	4
Morgan Stanley & Co. LLC	CPIBR	Receive	8.24	Quarterly/Quarterly	6/18/28		2,400,000	2	—	2
Morgan Stanley & Co. LLC	MIBOR	Pay	5.69	Semi-Annual/Semi-Annual	9/17/30	INR	280,000	(3)	—	(3)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.69	Semi-Annual/Semi-Annual	9/17/30		1,655,500	(20)	—	(20)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.71	Semi-Annual/Semi-Annual	9/17/30		785,000	(2)	—	(2)
Morgan Stanley & Co. LLC	MIBOR	Pay	5.91	Semi-Annual/Semi-Annual	12/18/29		400,000	45	—	45
Morgan Stanley & Co. LLC	MIBOR	Pay	5.94	Semi-Annual/Semi-Annual	12/18/29		600,000	74	—	74
Morgan Stanley & Co. LLC	MIBOR	Pay	5.95	Semi-Annual/Semi-Annual	6/18/30		390,000	50	—	50
Morgan Stanley & Co. LLC	MIBOR	Pay	6.01	Semi-Annual/Semi-Annual	12/18/29		334,000	51	—	51
Morgan Stanley & Co. LLC	MIBOR	Pay	6.03	Semi-Annual/Semi-Annual	12/18/29		430,000	70	—	70
Morgan Stanley & Co. LLC	MIBOR	Pay	6.07	Semi-Annual/Semi-Annual	3/19/30		266,000	50	—	50
Morgan Stanley & Co. LLC	MIBOR	Pay	6.26	Semi-Annual/Semi-Annual	3/20/29		970,400	246	—	246
Morgan Stanley & Co. LLC	MIBOR	Pay	6.28	Semi-Annual/Semi-Annual	12/18/29		312,000	86	—	86

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Third Quarter Report – July 31, 2025 (unaudited)

Portfolio of Investments (cont’d)

Centrally Cleared Interest Rate Swap Agreements: (cont’d)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Received (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	THOR	Pay	1.26%	Quarterly/Quarterly	9/17/30	THB	158,000	$(8)	$—	$(8)
Morgan Stanley & Co. LLC	THOR	Pay	1.41	Quarterly/Quarterly	6/18/30		25,220	3	—	3
Morgan Stanley & Co. LLC	THOR	Pay	2.68	Quarterly/Quarterly	6/21/33		120,000	342	—	342
Morgan Stanley & Co. LLC	THOR	Pay	2.70	Quarterly/Quarterly	6/19/34		68,480	209	—	209
								$2,516	$(26)	$2,542

@	Value is less than $500.
ALL	— Albanian Lek
AMD	— Armenian Dram
ARS	— Argentine Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
LKR	— Sri Lankan Rupee
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
PYG	— Paraguay Guarani
RON	— Romanian New Leu
RSD	— Serbia Dinar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
UGX	— Ugandan shilling
USD	— United States Dollar
UYU	— Uruguay Peso
UZS	— Uzbekistan Som
ZAR	— South African Rand

Portfolio Composition (Unaudited)

Classification	Percentage of Total Investments
Sovereign	84.4%
Short-Term Investments	8.8
Corporate Bonds	5.1
Other*	1.7
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $13,461,000 and net unrealized depreciation of approximately $60,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $1,184,000. Also does not include open swap agreements with net unrealized appreciation of approximately $2,542,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2025 (unaudited)

Notes to Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (“the Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”)(the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as (“NAV”) of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2025 (unaudited)

Notes to Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2025 (unaudited)

Notes to Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025:

		Level 2
	Level 1	Other	Level 3
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$20,060	$—	$20,060
Loan Participation Notes	—	—	2,035	2,035
Sovereign	—	334,391	—	334,391
Total Fixed Income Securities	—	354,451	2,035	356,486
Warrants	—	4,719	—	4,719
Put Options Purchased	—	264	—	264
Short-Term Investments
U.S. Treasury Securities	—	9,908	—	9,908
Investment Company	9,047	—	—	9,047
Sovereign	—	15,925	—	15,925
Total Short-Term Investments	9,047	25,833	—	34,880
Foreign Currency Forward Exchange Contracts	—	6,205	—	6,205
Futures Contracts	38	—	—	38
Centrally Cleared Interest Rate Swap Agreements	—	4,346	—	4,346
Total Assets	9,085	395,818	2,035	406,938
Liabilities:
Call Option Written	—	(390)	—	(390)
Put Options Written	—	(46)	—	(46)
Foreign Currency Forward Exchange Contracts	—	(7,389)	—	(7,389)
Futures Contracts	(98)	—	—	(98)
Centrally Cleared Interest Rate Swap Agreements	—	(1,804)	—	(1,804)
Total Liabilities	(98)	(9,629)	—	(9,727)
Total	$8,987	$386,189	$2,035	$397,211

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

July 31, 2025 (unaudited)

Notes to Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Fixed Income (000)
Beginning Balance	$5,941
Purchases	—
Sales	(3,890)
Amortization of discount	43
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	270
Realized gains (losses)	(329)
Ending Balance	$2,035
Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2025	$124

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2025:

	Fair Value at July 31, 2025 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Fixed Income	$2,035	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.35%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.